INTERIM CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Revenues	$ 943	$ 0
Cost of sales	943	547
Gross loss	0	(547)
Operating expenses:
Research and development expenses, net	38,211	38,923
Selling, general and administrative expenses	18,930	26,618
Total operating expenses	57,141	65,541
Operating loss	(57,141)	(66,088)
Income from warrants remeasurement	0	17,747
Financial income, net	2,137	2,845
Net loss before income tax	(55,004)	(45,496)
Income tax expense (income)	(171)	1,213
Net loss	(54,833)	(46,709)
Net comprehensive loss	$ (54,833)	$ (46,709)
Weighted average number of ordinary shares used in computing basic net loss per share (in shares)	299,898,466	290,975,091
Weighted average number of ordinary shares used in computing diluted net loss per share (in shares)	299,898,466	290,975,091
Class A Ordinary Shares
Operating expenses:
Basic net loss per share (in USD per share)	$ (0.18)	$ (0.16)
Diluted net loss per share (in USD per share)	$ (0.18)	$ (0.16)